15. CONCENTRATIONS (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
CONCENTRATIONS

15.	CONCENTRATIONS

During the years ended December 31, 2012 and 2011 the Company received 22% and 65% of its product sales revenue for a single state municipal agency. If a significant decrease in this revenue occurs in subsequent years it could have a material effect on the financial statements.